Average Annual Total Returns - New York Bond Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes) 5 Years	Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes) 10 Years
Total	3.68%	3.25%	4.48%	3.68%	3.25%	4.48%	3.39%	3.26%	4.32%	3.44%	3.01%	4.22%	5.21%	3.91%	4.63%	3.49%	3.80%	4.44%